Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Components of Inventories

The following table provides the components of Inventories:
	As of December 31,
(MILLIONS OF DOLLARS)	2013	2012
Finished goods	$2,216	$2,254
Work-in-process	3,445	3,374
Raw materials and supplies	505	448
Inventories	$6,166	$6,076
Noncurrent inventories not included above(a)	$463	$612

(a)	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.